Leases - Additional Information (Detail) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Sep. 01, 2022	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Leases [Line Items]
Right-of-use assets			$ 128,264	$ 88,017
Interest expense on finance liabilities			3,952	4,053
Depreciation capitalised related to leases			2,800	2,600
Rental expense			17,100	17,700
Reimbursements of tenant improvement allowance, finance and operating lease			3,600	28,600
Reimbursements of tenant improvement allowance, other financing transactions			600	7,500
Reimbursements of tenant improvement allowance in future periods, finance and operating lease			5,600
Reimbursements of tenant improvement allowance in future periods, other financing transactions			800
Depreciation related to leases			100
Lease liabilities			182,304
Long-term financing liabilities			87,605	87,600
Interest payable			12,900	12,600
Interest expense – financing activities and sale and leasebacks			11,887	11,586
California Reporting Unit
Disclosure of Leases [Line Items]
Impairment of right-of-use assets			1,000
Arizona Reporting Unit
Disclosure of Leases [Line Items]
Impairment of right-of-use assets			800
Cultivation Facility And Production Facility, California
Disclosure of Leases [Line Items]
Right-of-use assets		$ 0
Gain (loss) on termination of lease		$ 4,900
Brookville, Pennsylvania Facility
Disclosure of Leases [Line Items]
Lease term (in years) (less than for bottom of range)	10 years
Right-of-use assets	$ 29,700
Proceeds from sales of property, plant and equipment	43,700
Gains on disposals of non-current assets	14,700
Lease liabilities	$ 29,700
Selling, general and administrative expense
Disclosure of Leases [Line Items]
Depreciation capitalised related to leases			2,500	2,300
Rental expense			9,900	6,500
Short term lease rent expenses			600	2,100
Cost of Sales and Ending Inventory
Disclosure of Leases [Line Items]
Depreciation capitalised related to leases			300
Cost of goods sold
Disclosure of Leases [Line Items]
Depreciation related to leases			300	400
Cost of goods sold | Previously stated
Disclosure of Leases [Line Items]
Depreciation related to leases			$ 100	$ 200
Bottom of range
Disclosure of Leases [Line Items]
Lease term (in years) (less than for bottom of range)			1 year
Lease renewal term (in years) (less than for bottom of range)			1 year
Lease exercise renewal options term (in years) (less than for bottom of range)			1 year
Top of range
Disclosure of Leases [Line Items]
Lease term (in years) (less than for bottom of range)			20 years
Lease renewal term (in years) (less than for bottom of range)			25 years
Lease exercise renewal options term (in years) (less than for bottom of range)			10 years